Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Useful Lives	Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	2-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years